Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings
Short-Term Borrowings

Note 17. Short-Term Borrowings

	December 31,	December 31,
	2021	2022

	(in thousands)
Secured borrowings	$151,400	369,300
Unused credit lines	$277,362	323,212
Interest rate-secured borrowings	0.32%~0.38%	0.35%~1.78%

As of December 31, 2021 and 2022, cash and time deposits totaling $151,400 thousand and $369,300 thousand are pledged as collateral, respectively.

As of December 31, 2022, unused credit lines will expire between May 2023 and October 2023. Among the unused credit lines, $190,700 thousand belonging to the parent company, Himax Technologies, Inc., needs to be secured with equal amount of cash and time deposits when borrowing money from banks.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2021	$-	104,000
Change from financing activities:
Proceeds from borrowings	15,000	611,600
Repayments of borrowings	(15,000)	(564,200)
Total changes from financing activities	-	47,400
December 31,2021	-	151,400
Change from financing activities:
Proceeds from borrowings	-	1,212,700
Repayments of borrowings	-	(994,800)
Total changes from financing activities	-	217,900
December 31,2022	$-	369,300